Employee benefits liabilities - changes in the benefit obligations and fair value of plan assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	€ 7,590
Other:
Net defined benefit liability (asset), end of period	6,996	€ 7,590
Obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	28,794
Other:
Net defined benefit liability (asset), end of period	25,802	28,794
Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	4,324	4,668
Included in the Consolidated Income Statement	509	442	€ 473
Actuarial (gains)/losses from:
Demographic assumptions	(196)	(42)
Financial assumptions	(1,530)	1,567
Return on assets	1,530	(1,589)
Changes in the effect of limiting net assets	(1)	3
Changes in exchange rates	208	(562)
Other:
Employer contributions	(756)	(141)
Plan participant contributions	0	(3)
Benefits paid	(12)	(16)
Settlements paid	0	0
Transfer to Liabilities held for sale	142	0
Other changes	27	(3)
Net defined benefit liability (asset), end of period	3,961	4,324	4,668
Pension benefits | Obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	25,528	28,065
Included in the Consolidated Income Statement	1,189	1,259
Actuarial (gains)/losses from:
Demographic assumptions	(196)	(42)
Financial assumptions	(1,530)	1,567
Return on assets	0	0
Changes in the effect of limiting net assets	0	0
Changes in exchange rates	792	(3,006)
Other:
Employer contributions	0	0
Plan participant contributions	2	0
Benefits paid	(1,568)	(1,751)
Settlements paid	(1,187)	(563)
Transfer to Liabilities held for sale	(268)	0
Other changes	5	(1)
Net defined benefit liability (asset), end of period	22,767	25,528	28,065
Pension benefits | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	(21,218)	(23,049)
Included in the Consolidated Income Statement	(680)	(817)
Actuarial (gains)/losses from:
Demographic assumptions	0	0
Financial assumptions	0	0
Return on assets	1,530	(1,589)
Changes in the effect of limiting net assets	0	0
Changes in exchange rates	(584)	2,445
Other:
Employer contributions	(756)	(141)
Plan participant contributions	(2)	(3)
Benefits paid	1,556	1,735
Settlements paid	1,187	563
Transfer to Liabilities held for sale	126	0
Other changes	22	(2)
Net defined benefit liability (asset), end of period	(18,819)	(21,218)	(23,049)
Pension benefits | Asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	14	12
Included in the Consolidated Income Statement	0	0
Actuarial (gains)/losses from:
Demographic assumptions	0	0
Financial assumptions	0	0
Return on assets	0	0
Changes in the effect of limiting net assets	(1)	3
Changes in exchange rates	0	(1)
Other:
Employer contributions	0	0
Plan participant contributions	0	0
Benefits paid	0	0
Settlements paid	0	0
Transfer to Liabilities held for sale	0	0
Other changes	0	0
Net defined benefit liability (asset), end of period	13	14	12
Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Included in the Consolidated Income Statement	110	120	130
Health care and life insurance plans | Obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	2,279	2,466
Included in the Consolidated Income Statement	110	120
Actuarial (gains)/losses from:
Demographic assumptions	37	(52)
Financial assumptions	(161)	160
Changes in exchange rates	81	(278)
Other:
Benefits paid	(128)	(137)
Transfer to Liabilities held for sale	(2)	0
Net defined benefit liability (asset), end of period	2,216	2,279	2,466
Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Included in the Consolidated Income Statement	23	23	26
Other post-employment benefits | Obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	987	987
Included in the Consolidated Income Statement	23	23
Actuarial (gains)/losses from:
Demographic assumptions	2	18
Financial assumptions	(5)	(3)
Changes in exchange rates	(3)	(5)
Other:
Benefits paid	(50)	(48)
Transfer to Liabilities held for sale	98	0
Other changes	(37)	15
Net defined benefit liability (asset), end of period	€ 819	€ 987	€ 987